Leases - Summary Balance Sheet Classification of Operating Leases and Weighted Average Remaining Lease Term and Discount Rate (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Assets
Operating lease right-of-use assets	$ 1,983	$ 2,052	$ 356
Total lease assets	1,983	2,052	356
Lease Liabilities
Operating lease liabilities, current	217	165	248
Operating lease liabilities, non-current	1,855	1,927	127
Total lease liabilities	$ 2,072	$ 2,092	$ 375
Weighted-average remaining lease term --- operating leases (years)	5 years 8 months 1 day	5 years 11 months 1 day	1 year 6 months
Weighted-average discount rate --- operating leases	8.48%	8.48%	3.75%